Line of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Line of Credit
10. Line of Credit
In January 2011, the Company entered into a credit agreement (the “Line of Credit”) with a financial institution that provides for maximum borrowings in one or more advances of an amount up to $5,000. Borrowings under the Line of Credit accrue interest at the London Interbank Offered Rate plus 1.25%. Borrowings are repayable immediately upon demand by the financial institution. In November 2017, the Line of Credit was amended to increase the maximum borrowings to $7,000. As of September 30, 2020 and December 31, 2019, the Company had no outstanding borrowings under the Line of Credit.
During any period that the Line of Credit is in effect, the Company can request the financial institution issue a letter of credit with a maximum maturity not to exceed twelve months. Any letters of credit issued by the financial institution reduce the maximum borrowings available under the Line of Credit. As of September 30, 2020, the maximum borrowing available to the Company is $5,905 based on the outstanding letters of credit of $1,095 that have been issued by the financial institution. As of December 31, 2019, the maximum borrowing available to the Company was $5,857 based on the outstanding letters of credit of $1,143 that have been issued by the financial institution.

15. Line of Credit
In January 2011, the Company entered into a credit agreement (the “Line of Credit”) with a financial institution that provides for maximum borrowings in one or more advances of an amount up to $5,000. Borrowings under the Line of Credit accrue interest at the London Interbank Offered Rate plus 1.25%. Borrowings are repayable immediately upon demand by the financial institution. In November 2017, the Line of Credit was amended to increase the maximum borrowings to $7,000. As of December 31, 2018 and 2019, the Company had no outstanding borrowings under the Line of Credit.
During any period that the Line of Credit is in effect, the Company can request the financial institution issue a letter of credit with a maximum maturity not to exceed twelve months. Any letters of credit issued by the financial instrument reduce the maximum borrowings available under the Line of Credit. As of December 31, 2019, the maximum borrowing available to the Company is $5,857 based on the outstanding letters of credit of $1,143 that have been issued by the financial institution.